UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                     1/15/2009
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          120
                                         -----------
Form 13F Information Table Value Total:  $88,818,575
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3m Company                     Common Stock     88579Y101   368256    6400          Sole    None       6400      0    0
Abbott Laboratories            Common Stock     2824100    4211960   78920          Sole    None      78920      0    0
Aberdeen Asia Income Fd                         3009107     468974  109064          Sole    None     109064      0    0
Albany Intl Corp               Common Stock     12348108    245912   19152          Sole    None      19152      0    0
Alexander & Baldwin Inc        Common Stock     14482103    451080   18000          Sole    None      18000      0    0
Altria Group                   Common Stock     718154107   293670   19500          Sole    None      19500      0    0
American Safety Insurance      Common Stock     G02995101   248348   18800          Sole    None      18800      0    0
Amerisourcebergen Corp         Common Stock     O3073E105   314878    8830          Sole    None       8830      0    0
Anadarko Pete Corp             Common Stock     32511107    547179   14194          Sole    None      14194      0    0
Annaly Capital Management      Common Stock     35710409    207897   13100          Sole    None      13100      0    0
AptarGroup Inc                 Common Stock     38336103    281920    8000          Sole    None       8000      0    0
AT&T                           Common Stock     00206R102   479484   16824          Sole    None      16824      0    0
Baldwin Technology Inc Cl A    Common Stock     58264102    118680   69000          Sole    None      69000      0    0
Ball Corp                      Common Stock     58498106    434616   10450          Sole    None      10450      0    0
Bank of America                Common Stock     60505104    287922   20449          Sole    None      20449      0    0
Bank of New York Mellon        Common Stock     64058100    427613   15094          Sole    None      15094      0    0
Beckman Coulter                Common Stock     75811109    218821    4980          Sole    None       4980      0    0
Berkshire Hathaway Cl A        Common Stock     84670108   1159200      12          Sole    None         12      0    0
Berkshire Hathaway Cl B        Common Stock     84670207   3731454    1161          Sole    None       1161      0    0
BJ Services Co                 Common Stock     55482103    171549   14700          Sole    None      14700      0    0
BP p.l.c.                      Common Stock     55622104    244030    5221          Sole    None       5221      0    0
Bristol Myers Squibb           Common Stock     110122108   597246   25688          Sole    None      25688      0    0
BSD Medical Corp Del           Common Stock     55662100    104881   28656          Sole    None      28656      0    0
Central Fd Cda Cl A                             153501101   387090   34500          Sole    None      34500      0    0
ChevronTexaco                  Common Stock     166764100  1409037   19049          Sole    None      19049      0    0
Citigroup                      Common Stock     172967101    67100   10000          Sole    None      10000      0    0
Clorox Co Del                  Common Stock     189054109   508374    9150          Sole    None       9150      0    0
Conoco Phillips                Common Stock     718507106  2185448   42190          Sole    None      42190      0    0
Costco Wholesale               Common Stock     22160K105   307598    5859          Sole    None       5859      0    0
Deutsche Telekom A Gspon Adr   Common Stock     251566105   524790   34300          Sole    None      34300      0    0
Dominion Resources             Common Stock     25746U109   414310   11560          Sole    None      11560      0    0
Du Pont                        Common Stock     263534109   510301   20170          Sole    None      20170      0    0
Encana                         Common Stock     292505104  1166367   25094          Sole    None      25094      0    0
EOG Resources                  Common Stock     26875P101   366190    5500          Sole    None       5500      0    0
Exxon Mobil                    Common Stock     30231G102  1229668   15404          Sole    None      15404      0    0
Fedex Corp.                    Common Stock     31428X106   323829    5048          Sole    None       5048      0    0
Flextronics                    Common Stock     Y2573F102   231936   90600          Sole    None      90600      0    0
Fomento Economico Mexicano     Common Stock     344419106  1639976   54430          Sole    None      54430      0    0
General Electric               Common Stock     369604103   309112   19081          Sole    None      19081      0    0
General Mills                  Common Stock     370334104   553919    9118          Sole    None       9118      0    0
Gold Miners ETF                                 57060U100   307122    9065          Sole    None       9065      0    0
Gruma ADR                      Common Stock     400131306   192881   96441          Sole    None      96441      0    0
H.J. Heinz                     Common Stock     423074103   576032   15320          Sole    None      15320      0    0
Hawkins                        Common Stock     420261109   349575   22863          Sole    None      22863      0    0
Hewlett-Packard                Common Stock     428236103   861830   23748          Sole    None      23748      0    0
Honda Motors                   Common Stock     438128308   412396   19325          Sole    None      19325      0    0
Honeywell International        Common Stock     438516106   368024   11210          Sole    None      11210      0    0
Hospira Inc                    Common Stock     441060100   268334   10005          Sole    None      10005      0    0
Imperial Oil Ltd Com New       Common Stock     453038408  1188552   35248          Sole    None      35248      0    0
Ingram Micro Inc               Common Stock     457153104   238007   17775          Sole    None      17775      0    0
Intel                          Common Stock     458140100  1651156  112630          Sole    None     112630      0    0
Investors Title                Common Stock     461804106   418294   11199          Sole    None      11199      0    0
Ishares 1-3 Yr Treas Index Fd                   464287457  3159352   37319          Sole    None      37319      0    0
Ishares Hong Kong Index Fd                      464286871   264694   25525          Sole    None      25525      0    0
Ishares Japan Index Fd                          464286848   368591   38475          Sole    None      38475      0    0
Ishares Msci Germany Index Fd                   464286806   219781   11435          Sole    None      11435      0    0
Ishares Singapore Index Fd                      464286673  3441634  488175          Sole    None     488175      0    0
Ishares Taiwan Index Fd                         464286731   130935   17251          Sole    None      17251      0    0
ITT Inds Inc                   Common Stock     450911102   423154    9201          Sole    None       9201      0    0
JM Smucker                     Common Stock     832696405  1258567   29026          Sole    None      29026      0    0
John BeanTechnologies Corp     Common Stock     477839104   346081   42360          Sole    None      42360      0    0
Johnson & Johnson              Common Stock     478160104   938434   15685          Sole    None      15685      0    0
K Tron Int'l                   Common Stock     482730108   717422    8979          Sole    None       8979      0    0
Khd Humboldt Wedag Intl        Common Stock     482462108   884061   79146          Sole    None      79146      0    0
Kraft Foods Inc Cl A           Common Stock     50075N104   352621   13133          Sole    None      13133      0    0
Kroger                         Common Stock     501044101  2112272   79980          Sole    None      79980      0    0
Macy's Inc                     Common Stock     55616P104   142623   13780          Sole    None      13780      0    0
Marathon Oil Corp              Common Stock     565849106   548021   20030          Sole    None      20030      0    0
MDU Resources Group Inc        Common Stock     552690109   503893   23350          Sole    None      23350      0    0
Mercer Ins Group               Common Stock     587902107   289532   22906          Sole    None      22906      0    0
Merck                          Common Stock     589331107   295610    9724          Sole    None       9724      0    0
Mfri Inc                       Common Stock     552721102   265290   61268          Sole    None      61268      0    0
Microsoft                      Common Stock     594918104   729604   37531          Sole    None      37531      0    0
Molson Coors Co Cl B           Common Stock     60871R209   587040   12000          Sole    None      12000      0    0
Monsanto Co New                Common Stock     61166W101   323610    4600          Sole    None       4600      0    0
Multi Color Corp.              Common Stock     625383104   274486   17351          Sole    None      17351      0    0
Natco Group Inc Cl A           Common Stock     63227W203   179883   11850          Sole    None      11850      0    0
New York Times                 Common Stock     650111107   461424   62950          Sole    None      62950      0    0
Nexen                          Common Stock     65334H102  1083983   61660          Sole    None      61660      0    0
Norfolk Southern Crp           Common Stock     655844108   295239    6275          Sole    None       6275      0    0
Northrop Grumman Corp.         Common Stock     666807102   233487    5184          Sole    None       5184      0    0
Northwest Natural Gas          Common Stock     667655104   247113    5587          Sole    None       5587      0    0
Novartis Ag Adr                Common Stock     66987V109  1798924   36152          Sole    None      36152      0    0
Pepsico                        Common Stock     713448108   323143    5900          Sole    None       5900      0    0
Petroleo Brasileiro            Common Stock     71654V408   591311   24145          Sole    None      24145      0    0
Petroleo Brasileiro Cl A       Common Stock     71654V101   790925   38752          Sole    None      38752      0    0
Pfizer                         Common Stock     717081103   977876   55216          Sole    None      55216      0    0
Philip Morris Intl             Common Stock     718172109   848445   19500          Sole    None      19500      0    0
Plum Creek Timber              Common Stock     729251108   255339    7350          Sole    None       7350      0    0
Potlatch Corp                  Common Stock     737630103   318623   12250          Sole    None      12250      0    0
Powershares Ftse Rafi US1000                    73935X583   401239   11770          Sole    None      11770      0    0
Procter & Gamble               Common Stock     742718109   294758    4768          Sole    None       4768      0    0
Rayonier                       Common Stock     754907103  1186520   37848          Sole    None      37848      0    0
Schering Plough                Common Stock     806605101   840941   49380          Sole    None      49380      0    0
Schlumberger Limited           Common Stock     806857108   311887    7368          Sole    None       7368      0    0
Southern Co                    Common Stock     842587107   358160    9680          Sole    None       9680      0    0
Southern Union Co              Common Stock     844030106   368497   28259          Sole    None      28259      0    0
Stancorp Financial             Common Stock     852891100  1709020   40915          Sole    None      40915      0    0
Starbucks                      Common Stock     855244109   192984   20400          Sole    None      20400      0    0
Streettracks Gold Shrs                          78463V107  2709806   31320          Sole    None      31320      0    0
Swiss Franc Currency Tst                        23129V109   987420   10500          Sole    None      10500      0    0
Swiss Helvetia Fund Inc                         870875101   260409   20950          Sole    None      20950      0    0
Syngenta AG                    Common Stock     87160A100  2266010   57895          Sole    None      57895      0    0
Tidewater                      Common Stock     886423102   214646    5330          Sole    None       5330      0    0
UGI Corp                       Common Stock     902681105   553211   22654          Sole    None      22654      0    0
Union Pacific                  Common Stock     907818108   723214   15130          Sole    None      15130      0    0
United Parcel Svc              Common Stock     911312106   422250    7655          Sole    None       7655      0    0
United Technologies            Common Stock     913017109  2103103   39237          Sole    None      39237      0    0
URS                            Common Stock     903236107   383116    9397          Sole    None       9397      0    0
US Bancorp                     Common Stock     902973304  1540916   61612          Sole    None      61612      0    0
Vanguard Extended Mkt ETF                       922908652   619480   19610          Sole    None      19610      0    0
Vanguard Short Term Bond ETF                    921937827   261788    3250          Sole    None       3250      0    0
Vanguard Total Stk Mkt ETF                      922908769  4976028  111221          Sole    None     111221      0    0
Vanguard Utilities ETF                          92204A876   294872    4830          Sole    None       4830      0    0
Verizon Communications         Common Stock     92343V104   738033   21771          Sole    None      21771      0    0
Walt Disney                    Common Stock     254687106   627605   27660          Sole    None      27660      0    0
Waste Management               Common Stock     94106L109   221375    6680          Sole    None       6680      0    0
Wells Fargo & Co               Common Stock     949746101  1238720   42019          Sole    None      42019      0    0
Wisdomtree Tree India Erngs Fd                  97717W422   222460   19600          Sole    None      19600      0    0
Yamana Gold Inc                Common Stock     98462Y100   224266   29050          Sole    None      29050      0    0